Commitments - Summary of Amounts Recognized In The Statement of Financial Position (Detail) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Amounts Recognized In The Statement Of Financial Position [Abstract]
Right-of-use assets		$ 12,624	$ 4,183
(-) Depreciation of right-of-use assets		(4,469)	(1,988)
Right-of-use assets		8,155	2,195
Lease liabilities (current)	[1]	951	780
Lease liabilities (non-current)	[1]	6,913	802
Lease liabilities		$ 7,864	$ 1,582

[1]	The principal amount paid in 2021 and 2020 on leases was US$ 832 (US$ 26 to related party for lease commitments in Santiago) and US$ 893, respectively. Lease liabilities in Santiago with a related party include US$ 322 and US$ 2,093 for current and non-current lease liabilities respectively.